Form N-1A Supplement	Jun. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INSTITUTIONAL FIDUCIARY TRUST
SUPPLEMENT DATED JULY 11, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED NOVEMBER 1, 2024, OF
MONEY MARKET PORTFOLIO (THE “FUND”)
At a meeting held on July 8, 2025, the Board of Trustees of the Trust approved certain changes to the Fund. These changes include a new name, the adoption of an 80% investment policy and amendments to certain eligibility criteria as described below.
In connection with the changes to the Fund, the Fund’s Summary Prospectus, Prospectus and SAI, as applicable, are hereby amended and revised to reflect, and any contradictory information therein to the contrary is hereby superseded by, the following, in each case effective on or about September 23, 2025.
I.	Name Change
The Fund will be renamed Franklin Institutional U.S. Government Money Market Fund.
II.	The following is added as the second paragraph of the section of the Fund’s Summary Prospectus and Prospectus titled “Fund Summary- Principal Investment Strategies”:
Under normal circumstances, the Fund invests, through the Master Portfolio, at least 80% of its net assets in Government securities and repurchase agreements collateralized fully by Government securities.

MONEY MARKET PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INSTITUTIONAL FIDUCIARY TRUST
SUPPLEMENT DATED JULY 11, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED NOVEMBER 1, 2024, OF
MONEY MARKET PORTFOLIO (THE “FUND”)
At a meeting held on July 8, 2025, the Board of Trustees of the Trust approved certain changes to the Fund. These changes include a new name, the adoption of an 80% investment policy and amendments to certain eligibility criteria as described below.
In connection with the changes to the Fund, the Fund’s Summary Prospectus, Prospectus and SAI, as applicable, are hereby amended and revised to reflect, and any contradictory information therein to the contrary is hereby superseded by, the following, in each case effective on or about September 23, 2025.
I.	Name Change
The Fund will be renamed Franklin Institutional U.S. Government Money Market Fund.
II.	The following is added as the second paragraph of the section of the Fund’s Summary Prospectus and Prospectus titled “Fund Summary- Principal Investment Strategies”:
Under normal circumstances, the Fund invests, through the Master Portfolio, at least 80% of its net assets in Government securities and repurchase agreements collateralized fully by Government securities.